Variable Interest Entity (“VIE”) (Details) - Schedule of Reconciliation of Cash and Cash Equivalents - Variable Interest Entity [Member]	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Reconciliation of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 6,162,765	$ 864,731	¥ 2,902,814
Total cash and cash equivalents	¥ 6,162,765	$ 864,731	¥ 2,902,814